Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Estimated fair values of the liabilities measured on a recurring basis
At December 31, 2011, the estimated fair values of the liabilities measured on a recurring basis are as follows (in thousands):

	Fair Value Measurements at December 31, 2011
	Balance at December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Embedded derivative liabilities	$3,680	$—	$—	$3,680
Warrant derivative liabilities	11,590	—	—	11,590
Total	$15,270	$—	$—	$15,270

Liabilities measured at estimated fair value using unobservable inputs
The following table presents the activity for liabilities measured at estimated fair value using unobservable inputs for the years ended December 31, 2012 and 2011 (in thousands):

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Embedded Derivative Liabilities	Warrant Derivative Liabilities	Total
Balance at December 31, 2010	$5,170	$932	$6,102
Adjustments to estimated fair value	(1,150)	10,658	9,508
Decrease of the embedded derivative liabilities for preferred shares converted into common stock	(361)	—	(361)
Reversal of previously accrued dividends	(72)	—	(72)
Dividends paid in Series C-1 Preferred Stock	41	—	41
Accrued dividends payable in Series C-1 Preferred Stock	52	—	52
Balance at December 31, 2011	3,680	11,590	15,270
Adjustments to estimated fair value	834	(3,832)	(2,998)
Reversal of previously accrued dividends	146	—	146
Transfer due to the removal of the derivative features	(4,660)	(7,758)	(12,418)
Balance at December 31, 2012	$—	$—	$—